LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASES
Schedule of Lease Costs

	Three Months Ended March 31,
(in thousands)	2023	2022
Operating lease cost	$64	$63
Short-term lease cost	4	2
Variable lease cost	45	54
Total lease cost	$113	$119

	March 31,
(in thousands)	2023	2022
Research and development	$104	$113
Selling, general and administrative	9	6
Total lease cost	$113	$119

	For the Year Ended December 31,
	2022	2021
Operating lease cost	$262	$225
Short-term lease cost	10	32
Variable lease cost	186	140
Total lease cost	$458	$397

	For the Year Ended December 31,
	2022	2021
Research and development	$430	$373
Selling, general and administrative	28	24
Total lease cost	$458	$397

Schedule of Operating Lease Assets And Liabilities

	March 31,	December 31,
(in thousands)	2023	2022
Assets
Right of use assets - Operating Leases	$431	$475
Total lease assets	$431	$475

Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$225	$206
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	188	239
Total lease liabilities	$413	$445

	December 31,	December 31,
	2022	2021
Assets
Operating lease right of use assets	$475	$154
Total lease assets	$475	$154
Liabilities
Current liabilities:
Operating lease liability – current portion	$206	$87
Noncurrent liabilities:
Operating lease liability, net of current portion	239	28
Total lease liabilities	$445	$115

Schedule of Operating Lease Cash Flow Information

	March 31,
(in thousands)	2023	2022
Operating cash outflows from operating leases	$43	$40
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	—	—
	$43	$40

	For the Year Ended December 31,
	2022	2021
Operating cash outflows from operating leases	$265	$276
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$583	$136

Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate

	March 31,
	2023	2022
Weighted average remaining lease term (in years) – operating leases	2.15	1.42
Weighted average discount rate – operating leases	7.77%	6.03%

	For the Year Ended December 31,
	2022	2021
Weighted average remaining lease term (in years) – operating leases	2.19	1.40
Weighted average discount rate – operating leases	7.73%	6.07%

Schedule of Operating Lease, Liability, Maturity

	March 31,	December 31,
(in thousands)	2023	2022
2023	$188	$234
2024	241	234
2025	18	19
Total undiscounted lease payments	447	487
Less imputed interest	(34)	(42)
Total net lease liabilities	$413	$445

As of
December 31,
2022
2023	$234
2024	234
2025	19
Total undiscounted lease payments	487
Less imputed interest	(42)
Total net lease liabilities	$445